Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Cactus Ventures, Inc.
Entity Central Index Key	0001388320
Amendment Flag	false
Document Type	S-1
Document Period End Date	Dec 31, 2012
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 5,618,669	$ 5,703,798
R&D reimbursement receivable		237,834
Prepaid expenses and other current assets	167,143	5,384
Deferred financing costs, net of accumulated amortization		252,248
Total current assets	5,785,812	6,199,264
Property and equipment, net of accumulated depreciation	3,010	1,233
TOTAL ASSETS	5,788,822	6,200,497
Current liabilities:
Accounts payable and accrued expenses	897,044	644,511
Accounts payable and accrued expenses - related party	31,185
Note payable	140,000
Convertible notes payable, net of unamortized discount		124,363
Derivative liabilities	3,574,958	4,439,613
Total current liabilities	4,643,187	5,208,487
Commitments and contingencies
Stockholders' equity:
Preferred stock, shares $0.01 par value
Common stock, $0.01 par value, 100,000,000 shares authorized; 21,391,665 and 13,664,802 shares issued and outstanding, respectively	213,916	136,648
Additional paid in capital	56,675,182	48,237,620
Deficit accumulated during the development stage	(55,743,463)	(47,382,258)
Total shareholders' equity	(1,145,635)	992,010
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 5,788,822	$ 6,200,497

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	21,391,665	13,664,802
Common Stock, shares outstanding	21,391,665	13,664,802
Series A Preferred Stock
Preferred Stock, shares outstanding		333,000
Series B Preferred Stock
Preferred Stock, shares outstanding		1,568,845
Series C-1 Preferred Stock
Preferred Stock, shares outstanding		266,400
Series C-2 Preferred Stock
Preferred Stock, shares outstanding		222,000
Series C-3 Preferred Stock
Preferred Stock, shares outstanding		167,367
Series C-4 Preferred Stock
Preferred Stock, shares outstanding		1,415,250
Series D Preferred Stock
Preferred Stock, shares outstanding		999,000
Series E Preferred Stock
Preferred Stock, shares outstanding		7,891,141

Consolidated Statements of Operations (USD $)	12 Months Ended		151 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Statements Of Operations [Abstract]
Revenues
Operating expenses:
Research and development, net of reimbursements	3,440,485	323,788	26,420,519
General and administrative	4,506,232	2,959,246	24,504,975
Depreciation and amortization expense	581	633	3,262,462
Loss on disposition of equipment			550,186
Total operating expenses	7,947,298	3,283,667	54,738,142
Loss from operations	(7,947,298)	(3,283,667)	(54,738,142)
Other (income) expense:
Interest expense	1,099,327	175,094	1,964,707
Gain on extinguishment of liability			260,000
Gain on change in fair value of derivative liabilities	(685,420)	(13,966)	(699,386)
Total other (income) expense	413,907	161,128	1,005,321
Net loss	$ (8,361,205)	$ (3,444,795)	$ (55,743,463)
Net loss per common share - basic and diluted	$ (7.58)	$ (4.3)
Weighted average number of common shares outstanding - basic and diluted	1,103,521	801,799

Consolidated Statement of Changes in Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-in Capital	Deficit Accumulated During the Development Stage
Beginning Balance at Jun. 13, 2000
Issuance of founder shares	$ 30,000	$ 9,990	$ 20,010
Issuance of founder shares, Shares		999,000
Proceeds from issuance of - stock	1,750,000	1,457	1,748,543
Proceeds from issuance of - stock, Shares		145,687
Net loss	(672,286)			(672,286)
Balance at Dec. 31, 2000	1,107,714	11,447	1,768,553	(672,286)
Balance, Shares at Dec. 31, 2000		1,144,687
Proceeds from issuance of - stock	2,250,000	1,873	2,248,127
Proceeds from issuance of - stock, Shares		187,313
Net loss	(5,090,621)			(5,090,621)
Balance at Dec. 31, 2001	(1,732,907)	13,320	4,016,680	(5,762,907)
Balance, Shares at Dec. 31, 2001		1,332,000
Proceeds from issuance of - stock	3,250,000	1,804	3,248,196
Proceeds from issuance of - stock, Shares		180,375
Net loss	(3,192,384)			(3,192,384)
Balance at Dec. 31, 2002	(1,675,291)	15,124	7,264,876	(8,955,291)
Balance, Shares at Dec. 31, 2002		1,512,375
Proceeds from issuance of - stock	6,781,250	2,090	6,779,160
Proceeds from issuance of - stock, Shares		208,992
Net loss	(3,532,044)			(3,532,044)
Balance at Dec. 31, 2003	1,573,915	17,214	14,044,036	(12,487,335)
Balance, Shares at Dec. 31, 2003		1,721,367
Proceeds from issuance of - stock	4,600,000	7,659	4,592,341
Proceeds from issuance of - stock, Shares		765,900
Net loss	(5,734,791)			(5,734,791)
Balance at Dec. 31, 2004	439,124	24,873	18,636,377	(18,222,126)
Balance, Shares at Dec. 31, 2004		2,487,267
Proceeds from issuance of - stock	3,900,000	6,494	3,893,506
Proceeds from issuance of - stock, Shares		649,350
Option expense	315,388		315,388
Net loss	(4,580,237)			(4,580,237)
Balance at Dec. 31, 2005	74,275	31,367	22,845,271	(22,802,363)
Balance, Shares at Dec. 31, 2005		3,136,617
Proceeds from issuance of - stock	7,550,541	8,390	7,542,151
Proceeds from issuance of - stock, Shares		839,042
Option expense	252,308		252,308
Net loss	(6,053,362)			(6,053,362)
Balance at Dec. 31, 2006	1,823,762	39,757	30,639,730	(28,855,725)
Balance, Shares at Dec. 31, 2006		3,975,659
Proceeds from issuance of - stock	6,600,000	7,326	6,592,674
Proceeds from issuance of - stock, Shares		732,600
Common stock issued for services	398,810	664	398,146
Common stock issued for services, Shares		66,402
Option expense	255,061		255,061
Net loss	(5,617,581)			(5,617,581)
Balance at Dec. 31, 2007	3,460,052	47,747	37,885,611	(34,473,306)
Balance, Shares at Dec. 31, 2007		4,774,661
Proceeds from issuance of - stock	6,000,000	9,990	5,990,010
Proceeds from issuance of - stock, Shares		999,000
Option expense	269,618		269,618
Net loss	(5,570,905)			(5,570,905)
Balance at Dec. 31, 2008	4,158,765	57,737	44,145,239	(40,044,211)
Balance, Shares at Dec. 31, 2008		5,773,661
Option expense	112,382		112,382
Net loss	(3,425,986)			(3,425,986)
Balance at Dec. 31, 2009	845,161	57,737	44,257,621	(43,470,197)
Balance, Shares at Dec. 31, 2009		5,773,661
Option expense	21,166		21,166
Net loss	(467,266)			(467,266)
Balance at Dec. 31, 2010	399,061	57,737	44,278,787	(43,937,463)
Balance, Shares at Dec. 31, 2010		5,773,661
Proceeds from issuance of - stock	5,379,367	78,911	5,300,456
Proceeds from issuance of - stock, Shares		7,891,141
Option expense	19,935		19,935
Warrant expense	2,153,442		2,153,442
Fair value of derivative warrants	(3,887,850)		(3,887,850)
Beneficial conversion feature discount	372,850		372,850
Net loss	(3,444,795)			(3,444,795)
Balance at Dec. 31, 2011	992,010	136,648	48,237,620	(47,382,258)
Balance, Shares at Dec. 31, 2011		13,664,802
Proceeds from issuance of - stock	5,129,940	40,877	5,089,063
Proceeds from issuance of - stock, Shares		4,087,747
Conversion of notes payable and accrued interest to stock	981,729	12,525	969,204
Conversion of notes payable and accrued interest to stock, Shares		1,252,550
Shares issued at the reverse merger		23,866	(23,866)
Shares issued at the reverse merger, Shares		2,386,566
Option expense	266,172		266,172
Warrant expense	1,957,754		1,957,754
Fair value of derivative warrants	(4,052,089)		(4,052,089)
Transfer from liability classification to equity classification	4,231,324		4,231,324
Net loss	(8,361,205)			(8,361,205)
Balance at Dec. 31, 2012	$ (1,145,635)	$ 213,916	$ 56,675,181	$ (55,713,465)
Balance, Shares at Dec. 31, 2012		21,391,665

Statements of Cash Flows (USD $)	12 Months Ended		151 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (8,361,205)	$ (3,444,795)	$ (55,743,463)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	2,223,926	2,173,377	6,052,036
Depreciation expense	581	633	3,262,462
Loss on disposition of equipment			550,186
Amortization of debt discount	775,637	124,363	900,000
Amortization of deferred financing costs	252,248	40,444	292,692
Gain on extinguishment of liability			(260,000)
Gain on change in fair value of derivative liabilities	(685,420)	(13,966)	(699,386)
Changes in operating assets and liabilities:
R&D reimbursement receivable	234,088	41,567	(3,746)
Prepaid expenses and other current assets	(18,013)	4,766	(23,397)
Accounts payable and accrued expenses	334,263	556,019	1,238,773
Accounts payable and accrued expenses - related parties	31,185		31,185
Net cash used in operating activities	(5,212,710)	(517,592)	(44,402,658)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment made for patent rights			(3,000,000)
Purchases of property and equipment	(2,359)		(815,659)
Net cash used in investing activities	(2,359)		(3,815,659)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on convertible debt, net of offering costs		645,888	645,888
Sales of stock, net of offering costs	5,129,940	5,379,367	53,191,098
Net cash provided by financing activities	5,129,940	6,025,255	53,836,986
Net increase (decrease) in cash	(85,129)	5,507,663	5,618,669
Cash at beginning of period	5,703,798	196,135
Cash at end of period	5,618,669	5,703,798	5,618,669
Cash paid for:
Income tax
Interest			682
NONCASH INVESTING AND FINANCING ACTIVITIES:
Beneficial conversion feature discount		372,850	372,850
Fair value of warrants issued with debt		377,150	377,150
Fair value of warrants issued with Series E preferred	3,393,338	2,591,900	5,985,238
Fair value of warrants issued to the placement agent	658,753	1,484,529	2,170,282
Conversion of notes payable and accrued interest to stock	981,729		981,729
Transfer from liability classification to equity classification	$ 4,231,324		$ 4,231,324

Description of Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Description Of Business and Summary Of Significant Accounting Policies [Abstract]
Description of Business and Summary of Significant Accounting Policies
Note 1 – Description of Business and Summary of Significant Accounting Policies

Nature of Business – Cactus Ventures, Inc. (the “Company”, “Cactus”), was incorporated under the laws of the State of Nevada on October 6, 1997. The Company was a shell entity that is in the market for a merger with an appropriate operating company.

On December 28, 2012, the Company entered into a transaction (the “Share Exchange”), pursuant to which the Company agreed to acquire 100% of the issued and outstanding equity securities of Actinium Pharmaceuticals, Inc. (“Actinium”), in exchange for the issuance of approximately 99% of the issued and outstanding common stock, par value $0.01 per share, of the Company. The Share Exchange was closed on December 28, 2012 when shareholders representing over 20% of the issued and outstanding shares of Actinium had finished the exchange process.  On March 11, 2013, shareholders representing 55% of the issued and outstanding shares of Actinium completed the exchange.  As a result of the Share Exchange, the former shareholders of Actinium became the controlling shareholders of the Company. At the closing, each Actinium shareholder shall receive 0.333 shares (the “Exchange Ratio”) of Cactus common stock for each Actinium share exchanged. At the closing, all of the Actinium shareholders’ options and warrants to purchase Actinium common stock was exchanged at the Exchange Ratio for new options or warrants, as applicable, to purchase Cactus common stock.  The Share Exchange was accounted for as a reverse takeover/recapitalization effected by a share exchange, wherein Actinium is considered the acquirer for accounting and financial reporting purposes. The capital, share price, and earnings per share amount in these consolidated financial statements for the period prior to the reverse merger were restated to reflect the recapitalization in accordance with the exchange ratio established in the merger except otherwise noted.

Actinium, incorporated on June 13, 2000, is a biotechnology company committed to developing breakthrough therapies for life threatening diseases using its alpha particle immunotherapy (APIT) platform and other related and similar technologies. Actinium, together with its wholly owned subsidiary, MedActinium, Inc. (MAI), (hereinafter referred to collectively as “Actinium”) has initiated collaborative efforts with large institutions to establish the proof of concept of alpha particle immunotherapy and has supported one Phase I/Il clinical trial and one Phase I clinical trial at Memorial Sloan-Kettering Cancer Center (MSKCC) under an MSKCC Physician Investigational New Drug Application. In 2012, Actinium launched a multi-center corporate sponsored trial in acute myeloid leukemia (AML) patients.  Actinium’s objective, through research and development, is to produce reliable cancer fighting products which utilize monoclonal antibodies linked with alpha particle emitters or other appropriate payloads to provide very potent targeted therapies. The initial clinical trials of Actinium’s compounds have been with patients having acute myeloid leukemia and it is believed that Actinium’s APIT platform will have wider applicability for different types of cancer where suitable monoclonal antibodies can be found.

As a result of the Share Exchange, the Company is now a holding company operating through Actinium, a clinical-stage biopharmaceutical company developing certain cancer treatments.

Development Stage Company – The Company is considered a development stage company and has had no commercial revenue to date.

Principles of Consolidation – The consolidated financial statements include the Company’s accounts and those of the Company’s wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated.

Use of Estimates in Financial Statement Presentation – The preparation of these consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassification – Certain prior period amounts have been reclassified to conform to current period presentation.

Cash and Cash Equivalents – The Company considers all highly liquid accounts with original maturities of three months or less to be cash equivalents. Such balances are usually in excess of FDIC insured limits. At December 31, 2012 and 2011, all of the Company’s cash was deposited in one bank.

Property and Equipment – Machinery and equipment are recorded at cost and depreciated on a straight-line basis over estimated useful lives of five years. Furniture and fixtures are recorded at cost and depreciated on a straight-line basis over estimated useful lives of seven years. When assets are retired or sold, the cost and related accumulated depreciation are removed from the accounts, and any related gain or loss is reflected in operations. Repairs and maintenance expenditures are charged to operations.

Impairment of Long-Lived Assets – Management reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be realizable or at a minimum annually during the fourth quarter of the year. If an evaluation is required, the estimated future undiscounted cash flows associated with the asset are compared to the asset’s carrying value to determine if an impairment of such asset is necessary. The effect of any impairment would be to expense the difference between the fair value of such asset and its carrying value.

Derivatives – All derivatives are recorded at fair value on the balance sheet. Fair values for securities traded in the open market and derivatives are based on quoted market prices. Where market prices are not readily available, fair values are determined using market based pricing models incorporating readily observable market data and requiring judgment and estimates.

Fair Value of Financial Instruments – Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants. A fair value hierarchy has been established for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

Level 1 Inputs – Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, volatilities, prepayment speeds, credit risks, etc.) or inputs that are derived principally from or corroborated by market data by correlation or other means.

Level 3 Inputs – Unobservable inputs for determining the fair values of assets or liabilities that reflect an entity's own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

The following tables set forth assets and liabilities measured at fair value on a recurring and non-recurring basis by level within the fair value hierarchy as of December 31, 2012 and 2011. As required by ASC 820, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.

	Level 1	Level 2	Level 3	Total

Derivative liabilities:
At December 31, 2012	-	-	$3,574,958	$3,574,958
At December 31, 2011	-	-	4,439,613	4,439,613

Income Taxes – The Company uses the asset and liability method in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and income tax carrying amounts of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company reviews deferred tax assets for a valuation allowance based upon whether it is more likely than not that the deferred tax asset will be fully realized. A valuation allowance, if necessary, is provided against deferred tax assets, based upon management’s assessment as to their realization.

Research and Development Costs – Research and development costs are expensed as incurred. Research and development reimbursements and grants are recorded by the Company as a reduction of research and development costs.

Share-Based Payments – The Company estimates the fair value of each stock option award at the grant date by using the Black-Scholes option pricing model and value of common shares based on the last common stock valuation done by third party valuation expert of the Company’s common stock on the date of the share grant. The fair value determined represents the cost for the award and is recognized over the vesting period during which an employee is required to provide service in exchange for the award. As share-based compensation expense is recognized based on awards ultimately expected to vest, the Company reduces the expense for estimated forfeitures based on historical forfeiture rates. Previously recognized compensation costs may be adjusted to reflect the actual forfeiture rate for the entire award at the end of the vesting period. Excess tax benefits, if any, are recognized as an addition to paid-in capital.

Earnings (Loss) Per Common Share – The Company provides basic and diluted earnings per common share information for each period presented. Basic earnings (loss) per common share is computed by dividing the net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per common share is computed by dividing the net income available to common stockholders by the weighted average number of common shares outstanding plus dilutive securities. Since the Company has only incurred losses, basic and diluted net loss per common share are the same.  The potentially dilutive securities (options, warrants and convertible instruments) were excluded from the diluted loss per common share calculation because their effect would have been antidilutive. For the year ended December 31, 2012, potentially issuable shares included stock options to purchase 2,330,134 shares and warrants to purchase 12,770,596 shares of the Company’s common stock. For the year ended December 31, 2011, potentially issuable shares includes options and warrants to purchase 273,859 shares of the Company’s common stock and notes payable convertible to 3,448,276 shares of the Company’s common stock have been excluded from the calculation.

Recent Accounting Pronouncements – The Company does not expect that any recently issued accounting pronouncements will have a significant impact on the results of operations, financial position, or cash flows of the Company.

Subsequent Events – The Company’s management reviewed all material events from January 1, 2013 through March 15, 2013.

Going Concern	12 Months Ended
Dec. 31, 2012
Going Concern [Abstract]
Going Concern
Note 2 – Going Concern

As reflected in the accompanying consolidated financial statements, the Company has suffered recurring losses from operations since its inception. The Company has a net loss of $8,361,205 and net cash used in operations of $5,212,710, for the year ended December 31, 2012; and an accumulated deficit of $55,743,463 at December 31, 2012. In addition, the Company has not completed its efforts to establish a stable recurring source of revenues sufficient to cover its operating costs for the next twelve months. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.

The ability of the Company to continue its operations is dependent on the successful execution of management's plans, which include the expectation of raising debt or equity based capital, with some additional funding from other traditional financing sources, including term notes, until such time that funds provided by operations are sufficient to fund working capital requirements. The Company may need to issue additional equity and incur additional liabilities with related parties to sustain the Company’s existence although no commitments for funding have been made and no assurance can be made that such commitments will be available.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These financial statements do not include any adjustments relating to the recovery of assets or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

Note 3 – Related Party Transactions

MSKCC:

 In 2010, General Atlantic Group Limited donated all of the equity shares of its wholly owned subsidiary, Actinium Holdings Ltd. (formerly named General Atlantic Investments Limited) to Memorial Sloan Kettering Cancer Center (MSKCC), a principal owner of the Company.

On February 11, 2002, the Company entered into a License, Development and Commercialization Agreement with Sloan-Kettering Institute of Cancer Research (SKI), an entity related to MSKCC.  The agreement was amended in August 2006.  Pursuant to the agreement, the Company licenses certain intellectual property from SKI, including critical patents with respect to the Company’s core technology, and also supports ongoing research and clinical development of related drug candidates.  Certain amounts due under this agreement were deferred and then forgiven under the forbearance-related arrangements described above.  On June 19, 2011, the Company nonetheless agreed to pay SKI (a) $50,000 in 2011, (b) $200,000 in 2012 and (c) $250,000 in 2013 under this agreement, in respect of the $50,000 annual maintenance fees and research payments. Since January 1, 2011, the Company has paid $100,000 under this agreement and as of December 31, 2012, the Company agreed to pay an additional $150,000 for research to be conducted in 2013.

On March 27, 2012, the Company entered into an additional clinical trial agreement with MSKCC Cancer Center with respect to conducting a Phase I/II trial of combination therapy of low dose cytarabine and fractionated dose of Lintuzumab-Ac225.  The Company will pay $31,185 for each patient that has completed the clinical trial.  Upon execution of the agreement, the Company was required to pay a start-up fee of $79,623, which was paid on July 10, 2012.

MSKCC agreed, subject to certain conditions, to utilize the donated funds for certain clinical and preclinical programs and activities related to the Company’s drug development and clinical study programs, including the payment of certain costs and expenses that would otherwise have been borne by the Company. The following is a summary of activities related to the MSKCC arrangements for years ended December 31, 2012 and 2011:

	2012	2011

Qualified R&D costs incurred by the Company	$-	$655,786
Reimbursements received from MSKCC	237,834	966,341

In 2012 and 2011, the Company received total R&D reimbursement payments of $237,834 and $299,200, respectively, from MSKCC.

As of December 31, 2012 and 2011, the Company had a net receivable of $0 and $237,834, respectively, from MSKCC.

Dr. Rosemary Mazanet:

On January 1, 2012, the Company entered into a Consulting Services Agreement with Dr. Rosemary Mazanet, a director of Cactus.  Pursuant to the agreement, Dr. Mazanet is to provide, among other things, consulting services in the areas of implementation of the Actimab trial including all aspects of study initiation until first patient in at each clinical site.  Dr. Mazanet receives compensation of $100,000 per year and may receive additional compensation in the form of options at determined by the board of the Company.  Since January 1, 2011, Dr. Mazanet has also received options to purchase 99,900 shares of common stock of the Company. These options have exercise price ranging from $0.78 to $1.5 and have a life of 10 years.

Jamess Capital Group, LLC:

On May 9, 2011, the Company entered into a transaction management agreement with Jamess Capital Group, LLC. (formerly known as Amerasia Capital Group, LLC), a consulting firm affiliated with Mr. Sandesh Seth, a Director of the Company (“Management Firm”).  The Management Firm received a monthly fee of $12,500 which is terminable by the Company three months after the effective date of the going public transaction and designees of Jamess, including entities affiliated with Mr. Seth, were issued warrants to purchase common stock equal to 10% of the fully-diluted capital stock of the Company as of the effective date of the going public transaction. The fully diluted shares for this calculation included all issued and outstanding shares as well as those reserved under the Employee Stock Option Plan.  The Management Firm is also eligible to be reimbursed upon the submission of proper documentation for ordinary and necessary out-of-pocket expenses not to exceed $5,000 per month.

Placement Agent:

On August 7, 2012, the Company entered into an engagement agreement with its placement agent for the 2012 Common Stock Offering, of which Mr. Seth, a director of the Company is Head of Healthcare Investment Banking.   Pursuant to the agreement, the placement agent was engaged as the exclusive agent for the 2012 Common Stock Offering.   In consideration for its services, the placement agent will receive (a) a cash fee equal to 10% of the gross proceeds raised in the 2012 Common Stock Offering, (b) a non-accountable expense reimbursement equal to 2% of the gross proceeds raised in the 2012 Common Stock Offering, and (c) reimbursement of $100,000 for legal expenses incurred by the placement agent.  The placement agent or its designees have also received warrants to purchase shares of the Company’s Common Stock in an amount equal to 10% of the shares of common stock issued as part of the units sold in the 2012 Common Stock Offering and the shares of Common Stock issuable upon exercise of the B warrants included in such units.  The placement agent will also receive the same fee and expense schedule for any cash exercise of warrants within 6 months of the final closing of the 2012 Common Stock Offering and a 5% solicitation fee for any warrants exercised as a result of being called for redemption by the Company.  Upon the final closing of the 2012 Common Stock Offering of the units, the placement agent has been engaged by the Company to provide certain financial advisory services to the Company for a period of at least 6 months for a monthly fee of $25,000.  The agreement also provides that (i) if the Company consummates any merger, acquisition, business combination or other transaction (other than the Share Exchange) with any party introduced to it by the placement agent, the placement agent would receive a fee equal to 10% of the aggregate consideration in such transactions, and (ii) if, within a period of 12 months after termination of the advisory services described above, the Company requires a financing or similar advisory transaction the placement agent will have the right to act as the Company’s financial advisor and investment banker in such financing or transaction pursuant to a set fee schedule set forth in the August 7, 2012 engagement agreement.  For a period ending one year after the expiration of all lock-up agreements entered into in connection with the Share Exchange, any change in the size of the Company board of directors must be approved by the placement agent.  The placement agent also was engaged by the Company as placement agent for its Stock Offering and Convertible Notes financing in 2011 and, as a part of the fee for that engagement, designees of the placement agent also hold warrants to purchase 1,251,015 shares of the Company’s Common Stock.

Guagenti & Associates LLC:

In 2010, the Company entered into an agreement with Guagenti & Associates LLC (“G&A”).  G&A is affiliated with Enza Guagenti, the former Chief Financial Officer of Cactus.  Pursuant to the agreement, the Company leases storage space in Newark, NJ from G&A.  The rent is $300 per month.  Since January 1, 2011, the Company has paid $7,200 pursuant to this agreement.   Ms. Guagenti resigned as the Company’s Chief Financial Officer on March 9, 2013.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
Property and Equipment
Note 4 – Property and Equipment

Property and equipment consisted of the following at December 31, 2012 and 2011:

	Lives	2012	2011

Office equipment	5 years	$156,162	$153,804
Furniture and fixture	7 years	1,292	1,292

Total property, plant and equipment		157,454	155,096
Less: accumulated depreciation		(154,444)	(153,863)

Property and equipment		$3,010	$1,233

Depreciation expense for the years ended December 31, 2012 and 2011 were $581 and $633, respectively.

Note Payable and Convertible Notes	12 Months Ended
Dec. 31, 2012
Note Payable and Convertible Notes [Abstract]
Note Payable and Convertible Notes

Note 5 – Note Payable and Convertible Notes

Note Payable

On December 28, 2012, the Company entered into a premium finance agreement to pay $140,000 premium of its director and officer insurance policy. Pursuant to the agreement, the Company paid a down payment of $28,000 in January 2013 and has to pay $12,636 in monthly installment for nine months. As of December 31, 2012, outstanding balance related to the premium finance agreement was $140,000.

Convertible Notes

On December 27, 2011, the Company completed a private offering of 8% Senior Subordinated Unsecured Convertible Promissory Notes (“Convertible Notes”) in the amount of $900,000 and received net proceeds of $750,000. The convertible notes were issued at 83.33% of the principal amount resulting in an original issue discount of $150,000. The Convertible Notes mature one year from the date of issuance. Interest accrues at the rate of 8% per year on the outstanding principal amount, accrued semi-annually and to be paid at maturity.

The principal amount of the Convertible Notes and accrued interest are automatically converted to common stock at the earlier of: (1) the effective date of a Qualified Public Offering, (2) a Public Company Transaction, defined as (i) a reverse merger or similar transaction between the Company and a corporation whose securities are publicly traded in the United States or other jurisdiction mutually agreed between the Company and Placement Agent, or (ii) the quotation of the Company’s securities for purchase and sale on a U.S. quotation service, or (iii) the filing with an applicable regulatory body which will result in the Company becoming an entity whose securities are traded on a public exchange in the U.S. or other mutually agreed upon jurisdiction, or (3) the acquisition or receipt by the Company of no less than $4,000,000 of gross proceeds in subsequent offerings of its common stock or equivalents following the issuance of the Company’s stock (See Note 9) and the Convertible Notes.

In connection with the issuance of the Convertible Notes, warrants to purchase a total of 287,061 shares of common stock were issued to investors. The Placement Agent and the Management Firm (See Note 9) were issued warrants to purchase 143,532 shares and 126,829 shares of common stock, respectively. The warrants issued to the Placement Agent are exercisable at $0.78 per share and expire on January 31, 2019.  The warrants issued to the Management Firm are exercisable at $0.01 per share and expire on January 31, 2019.

The Company analyzed the Convertible Notes and the Warrants for derivative accounting consideration under FASB ASC 470 and determined that the investor warrants and the placement agent warrants, with a grant date fair value of $565,729 (See Note 6), qualified for accounting treatment as a financial derivative (See Note 6) and the Convertible Notes were determined to also have a beneficial conversion feature discount of $372,850 resulting from the conversion price of $0.78 per share which is below the fair value of $1.11 per share on the date of the Convertible Notes.

The total fees, including cash payments and the fair value of the warrants issued to the Placement Agent, incurred in connection with the financing were $292,692. These fees were amortized over the life (one year) of the Convertible Notes using the straight-line method as it approximates the effective interest method.  The $150,000 original issue discount on the Convertible Notes was also amortized over the life of the Notes on a straight line basis.

On October 23, 2012, the investors extended the note maturity date for 90 days. The maturity date of the notes has been extended to January 31, 2013, February 18, 2013 or March 27, 2013 for the 24 notes.

On December 19, 2012, the Convertible Notes and the accrued interests were automatically converted to common stock when the Company closed on an offering of its common stock in which the gross proceeds exceeded the $4,000,000 threshold.  The Convertible Notes and accrued interest were converted into 1,252,550 shares of the Company’s common stock.

During the years ended December 31, 2012, the Company recorded amortization expense related to the deferred financing costs and the debt discount of $252,248 and $775,637, respectively.  During the years ended December 31, 2011, the Company recorded amortization expense related to the deferred financing costs and the debt discount of $40,444 and $124,363, respectively.

A summary of the 8% Senior Subordinated Unsecured Convertible Promissory Notes as of December 31, 2012 and 2011 are as follows:

	2012	2011

Principal amount	$900,000	$900,000
Less: original issuance discount	(150,000)	(150,000)
Less: discount related to fair value of derivative warrants	(377,150)	(377,150)
Less: discount related to the beneficial conversion feature	(372,850)	(372,850)
Add: amortization of discount	900,000	124,363
Less: principal amount converted to stock	(900,000)	-

Carrying value at December 31, 2012 and 2011, respectively	$-	$124,363

Derivatives	12 Months Ended
Dec. 31, 2012
Derivatives [Abstract]
Derivatives

Note 6 – Derivatives

The Company has determined that certain warrants the Company has issued contain provisions that protect holders from future issuances of the Company’s common stock at prices below such warrants’ respective exercise prices and these provisions could result in modification of the warrants’ exercise price based on a variable that is not an input to the fair value of a “fixed-for-fixed” option as defined under FASB ASC Topic No. 815 – 40. The warrants granted in connection with the issuance of the Company’s Stock Offering and 2012 common stock offering (See Note 9), the Convertible Notes (See Note 5) and the placement agent warrants contain anti-dilution provisions that provide for a reduction in the exercise price of such warrants in the event that future common stock (or securities convertible into or exercisable for common stock) is issued (or becomes contractually issuable) at a price per share (a “Lower Price”) that is less than the exercise price of such warrant at the time. The amount of any such adjustment is determined in accordance with the provisions of the warrant agreement and depends upon the number of shares of common stock issued (or deemed issued) at the Lower Price and the extent to which the Lower Price is less than the exercise price of the warrant at the time.

Activities for derivative warrant instruments during the years ended December 31, 2012 and 2011 were as follows:

	Units	Fair Value

Balance, December 31, 2010	-	$-
Warrants issued with Convertible Notes (See Note 5)	287,061	377,150
Placement agent warrants related to issuance of Convertible Notes (See Note 5)	143,532	188,579
Warrants issued with Stock Offering (See Note 9)	1,972,785	2,591,900
Placement agent warrants related to issuance of stock (See Note 9)	986,393	1,295,950
Change in fair value	-	(13,966)

Balance, December 31, 2011	3,389,771	4,439,613

Warrants issued with Stock Offering (See Note 9)	242,190	318,087
Placement agent warrants related to Stock Offering (See Note 9)	121,095	159,044
Warrants issued with 2012 Common Stock Offering-A (See Note 9)	3,118,988	1,409,554
Warrants issued with 2012 Common Stock Offering-B (See Note 9)	1,559,505	1,665,697
Placement agent warrants related to 2012 Common Stock Offering (See Note 9)	467,845	499,707
Transfer from liability classification to equity classification	(3,753,056)	(4,231,324)
Change in fair value	-	(685,420)

Balance, December 31, 2012	5,146,338	$3,574,958

On December 19, 2012, as the result of the Share Exchange, it was determined that the floor for resetting the exercise price was met and the exercise price of the certain warrants was set to be $0.26 (before Exchange Ratio adjustment). Therefore, these warrants were considered indexed to the Company’s stock and qualified for the scope exception under FASB ASC 815-10 allowing for a transfer from liability classification to equity classification.

The fair values of the warrants issued in the Company’s stock and Convertible Notes Offering and the warrants issued to the Company’s placement agent were recognized as derivative warrant instruments at issuance and are measured at fair value at each reporting period. The Company determined the fair values of these warrants using a modified binomial valuation model.

The fair values of the derivative warrants were calculated using a modified binomial valuation model with the following assumptions at each balance sheet date, the transfer date on December 19, 2012, and the date for the new grants in January and December 2012. (The market value of common stock, adjusted exercise price and offering price presented does not reflect the impact of the Share Exchange.)

	December 31,	January 31,	December 19,	December 27,	December 31,
	2011	2012	2012	2012	2012

Market value of common stock on measurement date (1)	$0.37	$0.37	$0.39	$0.39	$0.39
Adjusted exercise price	$0.24 - $0.26	$0.23 - $0.26	$0.41 - $0.83	$0.22 - $0.26	$0.41 - $0.83
Risk free interest rate (2)	1.35%	1.24%	0.10% - 0.77%	0.94%	0.10% - 0.77%
Warrant lives in years	7 years	7 years	4 months/5years	6 years	4 months/5years
Expected volatility (3)	156%	157%	125% - 161%	161%	125% - 161%
Expected dividend yield (4)	-	-	-	-	-
Probability of stock offering in any period over 5 years (5)	25%	25%	25%	25%	25%
Range of percentage of existing shares offered (6)	35%	35%	35%	35%	35%
Offering price range (7)	$0.18 - $0.55	$0.13 - $0.56	$0.01 - $0.55	$0.12 - $0.60	$0.01 - $0.55

(1)	The market value of common stock is based on an enterprise valuation.
(2)	The risk-free interest rate was determined by management using the average of 5 and 7 year and the 3-month Treasury Bill as of the respective measurement date.
(3)
Because the Company does not have adequate trading history to determine its historical trading volatility, the volatility factor was estimated by management using the historical volatilities of comparable companies in the same industry and region.

(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.
(5)	Management has determined that the probability of a stock offering is 25% for each quarter of the next five years.
(6)	Management estimates that the range of percentages of existing shares offered in each stock offering will be between 35% of the shares outstanding.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

Note 7 – Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities at December 31, 2012 and 2011 are as follows:

	2012	2011
Deferred tax assets:
Net operating losses	$13,609,036	$13,089,314
Share-based compensation	1,497,556	741,420
Other differences in tax basis	233,043	4,749

Total deferred tax assets	15,339,634	13,835,483
Less: valuation allowance	(15,339,634)	(13,835,483)

Deferred tax assets, net	$-	$-

As of December 31, 2012, for U.S. federal income tax reporting purposes, the Company has approximately $43 million of unused net operating losses (“NOLs”) available for carry forward to future years. The benefit from the carry forward of such NOLs will begin expiring during the year ended December 31, 2020. Because United States tax laws limit the time during which NOL carry forwards may be applied against future taxable income, the Company may be unable to take full advantage of its NOL for federal income tax purposes should the Company generate taxable income. Further, the benefit from utilization of NOLs carry forwards could be subject to limitations due to material ownership changes that could occur in the Company as it continues to raise additional capital. Based on such limitations, the Company has significant NOLs for which realization of tax benefits is uncertain.

The difference between the income tax provision and the amount that would result if the U.S. Federal statutory rate of 34% were applied to pre-tax income (loss) for the years ended December 31, 2012 and 2011 are as follows:

	For the years ended
	December 31, 2012		December 31, 2011

Federal income taxes at 34%	$(2,842,810)	-34.00%	$(1,171,230)	-34.00%
Share-based compensation costs	756,136	9.04%	736,796	21.39%
Change in fair value of derivatives	233,043	2.79%	4,748	0.13%
Amortization of debt discounts	349,481	4.18%	56,033	1.63%
Change in valuation allowance	1,504,152	17.99%	373,653	10.85%

Provision for income tax	$-	-	$-	-

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 8 – Commitments and Contingencies

The Company has entered into license and research and development agreements with third parties under which the Company is obligated to make payments in the form of upfront payments as well as milestone and royalty payments. Notable inclusions in this category are:

a.
Abbott Biotherapeutics Corp – The Company entered into a Product Development and Patent License Agreement with Abbott Biotherapeutics Corp. (formerly Facet Biotech formerly known as Protein Design Labs) in 2003 to secure exclusive rights to a specific antibody when conjugated with alpha emitting radioisotopes. Upon execution of the agreement, the Company made a license fee payment of $3,000,000.

The Company agreed to make milestone payments totaling $7,750,000 for the achievement of the following agreed to and contracted milestones:

Milestones	Payments

(1) when Company initiates a Phase I Clinical Trial of a licensed product	$750,000
(2) when Company initiates a Phase II Clinical Trial of a licensed product	750,000
(3) when Company initiates a Phase III Clinical Trial of a licensed product	1,500,000
(4) Biological License Application filing with U.S. FDA	1,750,000
(5) First commercial sale	1,500,000
(6) after the first $10,000,000 in net sales	1,500,000

Under the agreement, the Company shall pay to Abbott Biotherapeutics Corp on a country-by-country basis a royalty of 12% of net sales of all licensed products until the later of: (1) 12.5 years after the first commercial sale, or (2) when the patents expire.

As of December 31, 2012, the Company met its first milestone and upon reaching the milestone the Company paid Abbott Biotherapeutics Corp. a milestone payment of $750,000 on July 24, 2012.  The milestone payment for the Phase I Clinical Trial was recorded as research and development expense.

b.
MSKCC – In February 2002, the Company entered into a license agreement with MSKCC that requires a technology access fee of $50,000 upon execution, an annual maintenance fee of $50,000 and an annual research funding of $50,000 for as long as the agreement is in force.

Milestones	Payments

1) filing of an New Drug Application (“NDA”) or regulatory approval
for each licensed product	$750,000
(2) upon the receipt of regulatory approval from the U.S. FDA for each
licensed product	1,750,000

Under the agreement, the Company shall pay to MSKCC on a country-by-country basis a royalty of 2% of net sales of all licensed products until the later of: (1) 10 years from the first commercial sale, or (2) when the patents expire.

The Company expects to file the NDA for regulatory approval in 2015.

c.
Oak Ridge National Laboratory (ORNL) – API has contracted to purchase radioactive material to be used for research and development through December 2012. API is contracted to purchase $233,100 of radioactive material to be used for research and development, with a renewal option at the contract end.  The Company is currently negotiating the 2013 agreement.

d.
AptivSolutions provides project management services for the study of the drug Ac-225-HuM195 (Actimab-A) used in the Company clinical trials, Phase I and Phase II.  The total project is estimated to cost $1,859,333 and requires a 12.5% down payment of the total estimated project cost.  The down payment totaling $239,000 was paid in 2007 and 2012.  On August 6, 2012, the agreement was amended to provide for additional services.  The total project is now estimated at $1,997,732.  AptivSolutions bills the Company when services are rendered and the Company records the related expense to research and development costs.

e.
On June 15, 2012, the Company entered into a license and sponsored research agreement with Fred Hutchinson Cancer Research Center (FHCRC). The Company will build upon previous and ongoing clinical trials, with BC8 (licensed antibody) and eventually develop a clinical trial with Actinium 225.  FHCRC has currently completed Phase I and Phase II of the clinical trial and the Company intends to start preparation for a pivotal trial leading to an FDA approval.  The Company has been granted exclusive rights to the BC8 antibody and related master cell bank developed by FHCRC.  The cost to develop the trial will range from $13.2 million to $23.5 million, depending on the trial design as required by the FDA.  Under the terms of the sponsored research agreement, the Company will fund the FHCRC lab with $150,000 per year for the first two years and $250,000 thereafter.  Payments made toward funding the lab will be credited toward royalty payments owed to FHCRC in the given year.  A milestone payment of $1 million will be due to FHCRC upon FDA approval of the first drug.  Upon commercial sale of the drug, royalty payments of 2% of net sales will be due to FHCRC.

f.
On March 27, 2012, the Company entered into a clinical trial agreement with Memorial Sloan Kettering Cancer Center.  The Company will pay $31,185 for each patient that has completed the clinical trial. Upon execution of the agreement, the Company is required to pay a start-up fee of $79,623.  The amount due of $79,623 was paid on July 10, 2012.

g.
On May 9, 2011, Actinium entered into a transaction management agreement with Jamess Capital Group, LLC. (formerly known as Amerasia Capital Group, LLC), a consulting firm affiliated with Mr. Sandesh Seth, a Director of Cactus Ventures, Inc. by virtue of his position as a director of Actinium Pharmaceuticals.  Mr. Seth is a Managing Partner of the consulting firm some of whose member interests are held by entities owned by officers and employees of the Placement Agent.  None of Cactus’ current officers or directors had a prior relationship or affiliation with Cactus prior to the closing of the Share Exchange.  Pursuant to the agreement, the management firm was engaged to provide consulting services to Actinium related to the consummation of a going public transaction for Actinium.  The management firm received a monthly fee of $12,500 which is terminable by the Company three months after the effective date of the going public transaction and designees of Jamess, including entities affiliated with Mr. Seth, were issued warrants to purchase common stock equal to 10% of the fully-diluted capital stock of the Company as of the effective date of the going public transaction. The fully diluted shares for this calculation included all issued and outstanding shares as well as those reserved under the Employee Stock Option Plan.  Jamess Capital Group does not retain beneficial ownership of the warrants as they were issued to designess of the members in amounts which do not qualify either Jamess or the warrant holders for inclusion in the beneficial ownership table.  The warrants contain a provision wherein the holder may waive the 90 day exercise notice requirement by giving 65 days prior notice of such waiver.  The shares available by exercise of this Warrant are also restricted and may not be sold or otherwise transfered until the earlier of twelve months from the closing date of the Pubco Transaction; or for six months after the planned Registration Statement is declared effective. The consulting firm is also eligible to be reimbursed upon the submission of proper documentation for ordinary and necessary out-of-pocket expenses not to exceed $5,000 per month.

h.
On July 19, 2012, the Company entered into a clinical trial agreement with FHCRC.  The Company will pay $31,366 for each patient that has completed the clinical trial. Upon execution of the agreement, the Company is required to pay a start-up fee of $19,749.  During the clinical trial additional fees apply and will be invoiced when applicable.  The amount due has not been invoiced but accrued by the Company as of December 31, 2012.

i.
On August 28, 2012, the Company entered into a clinical trial agreement with The University of Texas M.D. Anderson Cancer Center.  The total estimated cost of conducting the clinical trial is $481,204, which includes a non- refundable institutional fee of $14,500.  The estimated cost is based on treating 24 patients through 2013.  Upon execution of the agreement, the Company is required to make a payment of $33,946.   The amount due has not been invoiced but accrued by the Company as of December 31, 2012.

j.
On September 26, 2012, the Company entered into a clinical trial agreement with Johns Hopkins University.  The Phase I/II clinical trial will be conducted with Actinium 225.  The clinical trial will be conducted under the protocols established by the Company and pursuant to an Investigational New Drug Exemption (IND 10807) held by the Company.  The Company will pay $38,501 per patient, who has completed the clinical trial. The Company is required to pay a start-up fee of $22,847, an annual pharmacy fee of $2,025 and an amendment processing fee of $500, when applicable.  The amount due has not been invoiced but accrued by the Company as of December 31, 2012.

k.
On November 21, 2012, the Company entered into a clinical trial agreement with the University of Pennsylvania.  The Phase I/II clinical trial will be conducted with Actinium 225.  The clinical trial will be conducted under the protocols established by the Company and pursuant to an Investigational New Drug Exemption (IND 10807) held by the Company.  The Company will pay $31,771 per patient, who has completed the clinical trial. The Company will be required to pay a start-up fee of $16,000 and additional administrative fees, when applicable.

On August 1, 2012, the Company entered into a rental agreement for office space at 501 Fifth Avenue, 3rd Floor, New York, NY 10017.  The agreement terminates January 31, 2013 unless a Notice of Termination is provided to the landlord 60 days prior to January 1, 2013.  The agreement automatically renews on a month-to-month basis and requires a two month notice of termination.  The Company paid a two month refundable deposit.

Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Equity

Note 9 – Equity

From inception to December 31, 2010, the Company raised $42,711,791 by issuing 5,707,259 shares of the Company’s stock and issued 66,402 shares, valued at $398,810, for services.

During 2011, the Company raised $6,184,967 by selling 7,891,141 shares of the Company’s stock and warrants to purchase 19,972,785 shares of the Company’s stock through an offering (“Stock Offering”).  A net amount of $5,379,367 was received by the Company in 2011. The Company paid Laidlaw & Company (UK) Ltd. (“Laidlaw & Co.”), the placement agent, total cash fees of $742,196, which consisted of placement agent commission of $618,497 and expense reimbursement of $123,699. The Company also issued Laidlaw & Co. warrants to purchase an aggregate of 986,393 shares of the Company’s common stock, with an exercise price of $0.78 per share and a term of 7 years. These placement agent warrants were valued at their grant date fair value of $188,579. In addition, the Company paid Laidlaw & Co.’s outside counsel, McCormick & O’Brien PLLC, $60,904 for its services as the placement agent’s legal counsel and Signature Bank $2,500 for the bank escrow fee.

During 2012, the Company raised $759,300 by selling 968,759 shares and warrants to purchase 242,190 shares of the Company’s common stock under the Company’s Stock Offering.  A net amount of $660,164 was received by the Company in 2012. The Company paid Laidlaw & Co. total cash fees of $91,116, which consisted of placement agent commission of $75,930 and expense reimbursement of $15,186. The Company also issued Laidlaw & Co. warrants to purchase an aggregate of 121,095 shares of the Company’s common stock, with an exercise price of $0.78 per share and a term of 7 years. These placement agent warrants were valued at their grant date fair value of $159,044. In addition, the Company paid Laidlaw & Co.’s outside counsel, McCormick & O’Brien PLLC, $8,020 for its services as the placement agent’s legal counsel.

In 2012, the Company also raised $5,151,450 through an offering of 3,118,988 shares of its common stock and “A Warrants” to purchase 3,118,988 shares of the Company’s common stock, exercisable at a price of $1.65 per share for a period of 120 days from the day of the final closing of the offering, and “B Warrants” to purchase 1,559,505 shares of the Company’s common stock, exercisable at a price of $2.48 per share for a period of 5 years from the date of the final closing of the offering. (“2012 Common Stock Offering”)  A net amount of $4,469,776 was received by the Company. Pursuant to the 2012 Common Stock Offering agreement, the Company paid Laidlaw & Co. total cash fees of $618,174, which consisted of placement agent commission of $515,145 and expense reimbursement of $103,029. The Company also issued the placement agent warrants to purchase an aggregate of 467,845 shares of the Company’s common stock, with an exercise price of $0.78 per share and a term of 5 years. These placement agent warrants were valued at $499,707 and recorded as derivative liabilities.  In addition, the Company paid the Laidlaw & Co.’s outside counsel, Richardson & Patel, LLP, $60,000 for its services as the Laidlaw & Co.’s legal counsel and Signature Bank $3,500 for the bank escrow fee.
During 2012, the Company’s convertible notes, plus accrued interest, were converted to 1,252,550 shares of the Company’s common stock as a result of the 2012 Common Stock Offering.

As a result of the Share Exchange described in Note 1, the Company issued 400,000 shares to the original shareholders of the Company and 1,986,566 shares to the former shareholders of Actinium.

Placement Agent – In connection with the money raised in 2011, the Company issued Laidlaw & Co. warrants to purchase an aggregate of 1,129,925 shares of common stock, with an exercise price of $0.78 per share.  With the money raised in 2012, the Company issued Laidlaw & Co. warrants to purchase an aggregate of 588,940 shares of common stock, with an exercise price of $0.78 per share.

Management Firm – In 2011, the Company entered into a management agreement with Jamess Capital Group, LLC (formerly, AmerAsia Inc., “Jamess”) for Jamess to provide consulting services related to funding and Actinium becoming a publicly traded entity. In 2011, the Company incurred $96,744 in management fees. In addition, Actinium issued Jamess warrants to purchase an aggregate of 1,974,774 shares of common stock, with an exercise price of $0.01 per share. The warrants have a fair value of $2,153,442 (see Note 11) and included a cashless exercise provision.  In 2012, the Company issued Jamess warrants to purchase 1,716,340 shares of common stock with an exercise price of $0.01 per share. The warrants have a fair value of $1,957,754 (see Note 11) and included a cashless exercise provision.

Stock Option Plan	12 Months Ended
Dec. 31, 2012
Stock Option Plan [Abstract]
Stock Option Plan

Note 10 – Stock Option Plan

The Company has adopted a 2003 Stock Plan under which it may grant up to 757,575 options to purchase common stock. The 2003 Stock Plan was amended in 2008 to increase the number of shares that it may grant up to 978,154. Option awards are generally granted with an exercise price equal to the market price of the Company’s stock at the date of the grant. However, since the Company is not publicly traded, the fair market value of the stock represents the Board of Directors’ best estimate, based on the information available, on the date of the grant. The awards generally vest over a four or five year period at a rate of approximately 2% per month.

In 2011, the 2003 Stock Plan was amended to increase the number of shares by 3,217,880.  Total shares reserved for issuance under the Plan will be increased to 6,155,280.

In accordance with the terms of the 2012 Common Stock Offering, the Company adopted a 2012 Employee Stock Option Plan (“2012 ESOP”) and reserved 15% of the total issued and outstanding shares as of the final closing of the 2012 Common Stock Offering.  Total shares reserved for issuance under the 2012 ESOP was 9,455,776 shares.

During 2006, options to purchase 206,060 shares of common stock were granted to several employees at an exercise price of $1.35 per share. These options have a term of 10 years and vest over a 4-5 year period. Fair value of $1,051,281 was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include (1) discount rate of 4.29% (2) expected life of 5 years, (3) expected volatility of 156%, and (4) zero expected dividends.

During 2007, options to purchase 113,220 shares of common stock were granted to several employees at an exercise price of $1.35 per share. These options have a term of 10 years and vest over a 4-5 year period. Fair value of $137,652 was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include (1) discount rate of 3.46% (2) expected life of 5 years, (3) expected volatility of 143%, and (4) zero expected dividends.

During 2008, options to purchase 69,941 shares of common stock were granted to an employee at an exercise price of $0.90 per share. These options have a term of 10 years and vest over a 4-5 year period. Fair value of $44,159 was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include (1) discount rate of 3.46% (2) expected life of 5 years, (3) expected volatility of 139%, and (4) zero expected dividends.

During 2009, 20,613 options to one employee were cancelled as the result of termination of the employment and 128,050 options to one employee were forfeited as the employee deceased during the year.

During the year of 2010, options to purchase 33,300 shares of common stock were granted to an employee at an exercise price of $0.90 per share. These options have a term of 10 years and vest over a 4-5 year period. Fair value of $24,996 was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include (1) discount rate of 2.16% (2) expected life of 5 years, (3) expected volatility of 171%, and (4) zero expected dividends.

In February 2012, the Company re-priced 273,859 units of employee stock options to reflect the current per share fair market value of the Company’s common stock. The exercise prices of all of the current outstanding stock options were reduced to $1.28 per share. The Company recorded an incremental compensation cost of $34,879 as a result of the re-pricing of options.

During 2012, options to purchase 2,056,275 shares of common stock were issued to several employees and consultants at an exercise price ranging from $0.78 to $1.5 per share.  These options have a term of 10 years and vest over a 4 year period. The fair value of $1,519,777 was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include: (1) discount rate of 1.8% (2) expected life of 7 years, (3) expected volatility of 160.44% ~ 162.49%, and (4) zero expected dividends.

The following is a summary of stock option activities for the years ended December 31, 2012 and 2011:

			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Number of Units	Exercise Price	Term (in years)	Value

Outstanding, December 31, 2010	273,859	$1.29	5.51	$-
Granted	-	-	-

Outstanding, December 31, 2011	273,859	1.29	5.51	-
Granted	2,056,275	0.96	8.89

Outstanding, December 31, 2012	2,330,134	$0. 96	8.91	$685,800

All options issued and outstanding are being amortized over their respective vesting periods. The unrecognized compensation expense at December 31, 2012 and 2011 were $1,998,435 and $14,528, respectively. During the years ended December 31, 2012 and 2011, the Company recorded option expense of $266,172 and $19,935, respectively.

Warrants	12 Months Ended
Dec. 31, 2012
Warrants [Abstract]
Warrants
Note 11 – Warrants

During the year ended December 31, 2011, warrants to purchase 1,974,774 shares of common stock were granted to the Management Firm at an exercise price of $0.01 per share. These warrants have a term of 7 years and vest immediately. Fair value of $2,153,442 was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include (1) discount rate ranging from 1.92% to 3.17%, (2) warrant life of 10 years, (3) expected volatility ranging from 64.77% to 70.72%, and (4) zero expected dividends. The management firm receives warrants equal to ten (10%) percent of the issued and outstanding capital stock of the Company on a fully-diluted basis on the effective date of the agreement.  The warrants are subject to weighted average non-dilution provisions to be calculated on the basis of the post-money fully diluted capitalization of the Company upon closing of any transaction, financing or otherwise, up to and including the Public Company transaction, provided that such anti-dilution provisions shall not extend beyond the date of any exercise of the warrants by the management firm prior to the closing of the Public Company transaction. Since these warrants vest immediately, the Company recorded the entire fair value of $2,153,442 as stock-based compensation expense during the year on these warrants issued by the Company.

During the year ended December 31, 2011, the Company also issued the following warrants:

Warrants issued with convertible notes (See Note 5)	287,061
Warrants issued to investors with Stock Offering (See Note 9)	1,972,766
Placement agent warrants related to issuance of:
Convertible Notes	143,532
Stock Offering (See Note 6 and Note 9)	986,383

Total	3,389,752

During the year ended December 31, 2012, warrants to purchase an aggregate of 1,716,340 shares of common stock were granted to the Management Firm at an exercise price of $0.01 per share. These warrants have a term of 7 years and vest immediately. Fair value of $1,957,754 was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include (1) discount rate of 1.82%, (2) warrant life of 7 years, (3) expected volatility of 60.64%, and (4) zero expected dividends.  Since these warrants vest immediately, the Company recorded the entire fair value of $1,957,754 as stock-based compensation expense during the year on these warrants issued by the Company.

During the year ended December 31, 2012, the Company also issued the following warrants:

Warrants issued to investors with Stock Offering (See Note 6)	242,189
Warrants issued to investors with Common Stock	4,678,491
Placement agent warrants related to issuance of:
Stock Offering (See Note 6 and Note 9)	121,094
2012 Common Stock Offering	467,845
Warrants issued to investors with stock – accrued dividend	180,115
Total	5,689,734

The following is a summary of warrant activities for the years ended December 31, 2011 and 2012:

			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Number of Units	Exercise Price	Term (in years)	Value

Outstanding, December 31, 2010	-	$-	-	$-
Granted	5,364,557	0.51	6.76

Outstanding, December 31, 2011	5,364,557	0.51	6.76	3,261,367
Granted	7,406,079	1.32	3.76

Outstanding, December 31, 2012	12,770,636	$0. 97	4.48	$6,114,768

Employee Defined Contribution Plan	12 Months Ended
Dec. 31, 2012
Employee Defined Contribution Plan [Abstract]
Employee Defined Contribution Plan
Note 12 – Employee Defined Contribution Plan

In 2004, the Company established an employee deferred contribution plan. The plan requires 12 consecutive months of service and a minimum of 500 hours of service for participation. The Plan provides for employer matching of 50% of the employee contribution and discretionary contributions. Employees can contribute up to the maximum allowable under the Internal Revenue Service Code Section 401(k). The amount contributed by the Company for the years ended December 31, 2012 and 2011 was $8,942 and $8,885, respectively.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent events
Note 13 – Subsequent Events

In February 28, 2013, the Company entered into a Separation and Settlement Agreement with its former CEO, Jack Talley. Pursuant to the agreement, the Company will pay Mr. Talley in 2 equal installments the aggregate amount of $250,000 and a performance bonus of $60,000 for his service from August 15, 2012 to December 31, 2012. $60,000 bonus was included in the accounts payable and accrued liabilities on the Company’s balance sheet at December 31, 2012.

Description of Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Description Of Business and Summary Of Significant Accounting Policies [Abstract]
Nature of Business
Nature of Business – Cactus Ventures, Inc. (the “Company”, “Cactus”), was incorporated under the laws of the State of Nevada on October 6, 1997. The Company was a shell entity that is in the market for a merger with an appropriate operating company.

On December 28, 2012, the Company entered into a transaction (the “Share Exchange”), pursuant to which the Company agreed to acquire 100% of the issued and outstanding equity securities of Actinium Pharmaceuticals, Inc. (“Actinium”), in exchange for the issuance of approximately 99% of the issued and outstanding common stock, par value $0.01 per share, of the Company. The Share Exchange was closed on December 28, 2012 when shareholders representing over 20% of the issued and outstanding shares of Actinium had finished the exchange process.  On March 11, 2013, shareholders representing 55% of the issued and outstanding shares of Actinium completed the exchange.  As a result of the Share Exchange, the former shareholders of Actinium became the controlling shareholders of the Company. At the closing each Actinium shareholder shall receive 0.333 shares (the “Exchange Ratio”) of Cactus common stock for each Actinium share exchanged. At the closing, all of the Actinium shareholders’ options and warrants to purchase Actinium common stock was exchanged at the Exchange Ratio for new options or warrants, as applicable, to purchase Cactus common stock.  The Share Exchange was accounted for as a reverse takeover/recapitalization effected by a share exchange, wherein Actinium is considered the acquirer for accounting and financial reporting purposes. The capital, share price, and earnings per share amount in these consolidated financial statements for the period prior to the reverse merger were restated to reflect the recapitalization in accordance with the exchange ratio established in the merger except otherwise noted.

Actinium, incorporated on June 13, 2000, is a biotechnology company committed to developing breakthrough therapies for life threatening diseases using its alpha particle immunotherapy (APIT) platform and other related and similar technologies. Actinium, together with its wholly owned subsidiary, MedActinium, Inc. (MAI), (hereinafter referred to collectively as “Actinium”) has initiated collaborative efforts with large institutions to establish the proof of concept of alpha particle immunotherapy and has supported one Phase I/Il clinical trial and one Phase I clinical trial at Memorial Sloan-Kettering Cancer Center (MSKCC) under an MSKCC Physician Investigational New Drug Application. In 2012, Actinium launched a multi-center corporate sponsored trial in acute myeloid leukemia (AML) patients.  Actinium’s objective, through research and development, is to produce reliable cancer fighting products which utilize monoclonal antibodies linked with alpha particle emitters or other appropriate payloads to provide very potent targeted therapies. The initial clinical trials of Actinium’s compounds have been with patients having acute myeloid leukemia and it is believed that Actinium’s APIT platform will have wider applicability for different types of cancer where suitable monoclonal antibodies can be found.

As a result of the Share Exchange, the Company is now a holding company operating through Actinium, a clinical-stage biopharmaceutical company developing certain cancer treatments.

Development Stage Company	Development Stage Company – The Company is considered a development stage company and has had no commercial revenue to date.
Principles of Consolidation
Principles of Consolidation – The consolidated financial statements include the Company’s accounts and those of the Company’s wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated.

Use of Estimates in Financial Statement Presentation

Use of Estimates in Financial Statement Presentation – The preparation of these consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassification	Reclassification – Certain prior period amounts have been reclassified to conform to current period presentation.
Cash and Cash Equivalents

Cash and Cash Equivalents – The Company considers all highly liquid accounts with original maturities of three months or less to be cash equivalents. Such balances are usually in excess of FDIC insured limits. At December 31, 2012 and 2011, all of the Company’s cash was deposited in one bank.

Property and Equipment

Property and Equipment – Machinery and equipment are recorded at cost and depreciated on a straight-line basis over estimated useful lives of five years. Furniture and fixtures are recorded at cost and depreciated on a straight-line basis over estimated useful lives of seven years. When assets are retired or sold, the cost and related accumulated depreciation are removed from the accounts, and any related gain or loss is reflected in operations. Repairs and maintenance expenditures are charged to operations.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets – Management reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be realizable or at a minimum annually during the fourth quarter of the year. If an evaluation is required, the estimated future undiscounted cash flows associated with the asset are compared to the asset’s carrying value to determine if an impairment of such asset is necessary. The effect of any impairment would be to expense the difference between the fair value of such asset and its carrying value.

Derivatives

Derivatives – All derivatives are recorded at fair value on the balance sheet. Fair values for securities traded in the open market and derivatives are based on quoted market prices. Where market prices are not readily available, fair values are determined using market based pricing models incorporating readily observable market data and requiring judgment and estimates.

Fair Value of Financial Instruments

Fair Value of Financial Instruments – Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants. A fair value hierarchy has been established for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

Level 1 Inputs – Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, volatilities, prepayment speeds, credit risks, etc.) or inputs that are derived principally from or corroborated by market data by correlation or other means.

Level 3 Inputs – Unobservable inputs for determining the fair values of assets or liabilities that reflect an entity's own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

The following tables set forth assets and liabilities measured at fair value on a recurring and non-recurring basis by level within the fair value hierarchy as of December 31, 2012 and 2011. As required by ASC 820, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.

	Level 1	Level 2	Level 3	Total

Derivative liabilities:
At December 31, 2012	-	-	$3,574,958	$3,574,958
At December 31, 2011	-	-	4,439,613	4,439,613

Income Taxes

Income Taxes – The Company uses the asset and liability method in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and income tax carrying amounts of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company reviews deferred tax assets for a valuation allowance based upon whether it is more likely than not that the deferred tax asset will be fully realized. A valuation allowance, if necessary, is provided against deferred tax assets, based upon management’s assessment as to their realization.

Research and Development Costs
Research and Development Costs – Research and development costs are expensed as incurred. Research and development reimbursements and grants are recorded by the Company as a reduction of research and development costs.

Share-Based Payments

Share-Based Payments – The Company estimates the fair value of each stock option award at the grant date by using the Black-Scholes option pricing model and value of common shares based on the last common stock valuation done by third party valuation expert of the Company’s common stock on the date of the share grant. The fair value determined represents the cost for the award and is recognized over the vesting period during which an employee is required to provide service in exchange for the award. As share-based compensation expense is recognized based on awards ultimately expected to vest, the Company reduces the expense for estimated forfeitures based on historical forfeiture rates. Previously recognized compensation costs may be adjusted to reflect the actual forfeiture rate for the entire award at the end of the vesting period. Excess tax benefits, if any, are recognized as an addition to paid-in capital.

Earnings (Loss) Per Common Share
Earnings (Loss) Per Common Share – The Company provides basic and diluted earnings per common share information for each period presented. Basic earnings (loss) per common share is computed by dividing the net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per common share is computed by dividing the net income available to common stockholders by the weighted average number of common shares outstanding plus dilutive securities. Since the Company has only incurred losses, basic and diluted net loss per common share are the same.  The potentially dilutive securities (options, warrants and convertible instruments) were excluded from the diluted loss per common share calculation because their effect would have been antidilutive. For the year ended December 31, 2012, potentially issuable shares included stock options to purchase 2,330,134 shares and warrants to purchase 12,770,596 shares of the Company’s common stock. For the year ended December 31, 2011, potentially issuable shares includes options and warrants to purchase 273,859 shares of the Company’s common stock and notes payable convertible to 3,448,276 shares of the Company’s common stock have been excluded from the calculation.

Recent Accounting Pronouncements

Recent Accounting Pronouncements – The Company does not expect that any recently issued accounting pronouncements will have a significant impact on the results of operations, financial position, or cash flows of the Company.

Subsequent Events	Subsequent Events – The Company’s management reviewed all material events from January 1, 2013 through March 15, 2013.

Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Description Of Business and Summary Of Significant Accounting Policies [Abstract]
Summary of set forth assets and liabilities measured at fair value on a recurring and non-recurring basis
	Level 1	Level 2	Level 3	Total

Derivative liabilities:
At December 31, 2012	-	-	$3,574,958	$3,574,958
At December 31, 2011	-	-	4,439,613	4,439,613

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Summary of activities related to related party
	2012	2011

Qualified R&D costs incurred by the Company	$-	$655,786
Reimbursements received from MSKCC	237,834	966,341

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
Summary of property and equipment

	Lives	2012	2011

Office equipment	5 years	$156,162	$153,804
Furniture and fixture	7 years	1,292	1,292

Total property, plant and equipment		157,454	155,096
Less: accumulated depreciation		(154,444)	(153,863)

Property and equipment		$3,010	$1,233

Note Payable and Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2012
Note Payable and Convertible Notes [Abstract]
Summary of senior subordinated unsecured convertible promissory notes

	2012	2011

Principal amount	$900,000	$900,000
Less: original issuance discount	(150,000)	(150,000)
Less: discount related to fair value of derivative warrants	(377,150)	(377,150)
Less: discount related to the beneficial conversion feature	(372,850)	(372,850)
Add: amortization of discount	900,000	124,363
Less: principal amount converted to stock	(900,000)	-

Carrying value at December 31, 2012 and 2011, respectively	$-	$124,363

Derivatives (Tables)	12 Months Ended
Dec. 31, 2012
Derivatives [Abstract]
Schedule of derivative warrant instruments activity

	Units	Fair Value

Balance, December 31, 2010	-	$-
Warrants issued with Convertible Notes (See Note 5)	287,061	377,150
Placement agent warrants related to issuance of Convertible Notes (See Note 5)	143,532	188,579
Warrants issued with Stock Offering (See Note 9)	1,972,785	2,591,900
Placement agent warrants related to issuance of stock (See Note 9)	986,393	1,295,950
Change in fair value	-	(13,966)

Balance, December 31, 2011	3,389,771	4,439,613

Warrants issued with Stock Offering (See Note 9)	242,190	318,087
Placement agent warrants related to Stock Offering (See Note 9)	121,095	159,044
Warrants issued with 2012 Common Stock Offering-A (See Note 9)	3,118,988	1,409,554
Warrants issued with 2012 Common Stock Offering-B (See Note 9)	1,559,505	1,665,697
Placement agent warrants related to 2012 Common Stock Offering (See Note 9)	467,845	499,707
Transfer from liability classification to equity classification	(3,753,056)	(4,231,324)
Change in fair value	-	(685,420)

Balance, December 31, 2012	5,146,338	$3,574,958

Summary of fair values of derivative warrants on basis of valuation model

	December 31,	January 31,	December 19,	December 27,	December 31,
	2011	2012	2012	2012	2012

Market value of common stock on measurement date (1)	$0.37	$0.37	$0.39	$0.39	$0.39
Adjusted exercise price	$0.24 - $0.26	$0.23 - $0.26	$0.41 - $0.83	$0.22 - $0.26	$0.41 - $0.83
Risk free interest rate (2)	1.35%	1.24%	0.10% - 0.77%	0.94%	0.10% - 0.77%
Warrant lives in years	7 years	7 years	4 months/5years	6 years	4 months/5years
Expected volatility (3)	156%	157%	125% - 161%	161%	125% - 161%
Expected dividend yield (4)	-	-	-	-	-
Probability of stock offering in any period over 5 years (5)	25%	25%	25%	25%	25%
Range of percentage of existing shares offered (6)	35%	35%	35%	35%	35%
Offering price range (7)	$0.18 - $0.55	$0.13 - $0.56	$0.01 - $0.55	$0.12 - $0.60	$0.01 - $0.55

(1)	The market value of common stock is based on an enterprise valuation.
(2)	The risk-free interest rate was determined by management using the average of 5 and 7 year and the 3-month Treasury Bill as of the respective measurement date.
(3)
Because the Company does not have adequate trading history to determine its historical trading volatility, the volatility factor was estimated by management using the historical volatilities of comparable companies in the same industry and region.

(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.
(5)	Management has determined that the probability of a stock offering is 25% for each quarter of the next five years.
(6)	Management estimates that the range of percentages of existing shares offered in each stock offering will be between 35% of the shares outstanding.
(7)	Represents the estimated offering price range in future offerings as determined by management.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components of deferred tax assets and liabilities

	2012	2011
Deferred tax assets:
Net operating losses	$13,609,036	$13,089,314
Share-based compensation	1,497,556	741,420
Other differences in tax basis	233,043	4,749

Total deferred tax assets	15,339,634	13,835,483
Less: valuation allowance	(15,339,634)	(13,835,483)

Deferred tax assets, net	$-	$-

Schedule of difference between the income tax provision and the U.S. Federal statutory rate

	For the years ended
	December 31, 2012		December 31, 2011

Federal income taxes at 34%	$(2,842,810)	-34.00%	$(1,171,230)	-34.00%
Share-based compensation costs	756,136	9.04%	736,796	21.39%
Change in fair value of derivatives	233,043	2.79%	4,748	0.13%
Amortization of debt discounts	349,481	4.18%	56,033	1.63%
Change in valuation allowance	1,504,152	17.99%	373,653	10.85%

Provision for income tax	$-	-	$-	-

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Abbott Biotherapeutics Corp [Member]
Milestone Payments Milestone Method [Line Items]
Summary of milestone payment
Milestones	Payments

(1) when Company initiates a Phase I Clinical Trial of a licensed product	$750,000
(2) when Company initiates a Phase II Clinical Trial of a licensed product	750,000
(3) when Company initiates a Phase III Clinical Trial of a licensed product	1,500,000
(4) Biological License Application filing with U.S. FDA	1,750,000
(5) First commercial sale	1,500,000
(6) after the first $10,000,000 in net sales	1,500,000

MSKCC [Member]
Milestone Payments Milestone Method [Line Items]
Summary of milestone payment
Milestones	Payments

1) filing of an New Drug Application (“NDA”) or regulatory approval
for each licensed product	$750,000
(2) upon the receipt of regulatory approval from the U.S. FDA for each
licensed product	1,750,000

Stock Option Plan (Tables)	12 Months Ended
Dec. 31, 2012
Stock Option Plan [Abstract]
Summary of stock option activities

			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Number of Units	Exercise Price	Term (in years)	Value

Outstanding, December 31, 2010	273,859	$1.29	5.51	$-
Granted	-	-	-

Outstanding, December 31, 2011	273,859	1.29	5.51	-
Granted	2,056,275	0.96	8.89

Outstanding, December 31, 2012	2,330,134	$0. 96	8.91	$685,800

Warrants (Tables)	12 Months Ended
Dec. 31, 2012
Warrants [Abstract]
Summary of warrant issued
During the year ended December 31, 2011, the Company also issued the following warrants:

Warrants issued with convertible notes (See Note 5)	287,061
Warrants issued to investors with Stock Offering (See Note 9)	1,972,766
Placement agent warrants related to issuance of:
Convertible Notes	143,532
Stock Offering (See Note 6 and Note 9)	986,383

Total	3,389,752

During the year ended December 31, 2012, the Company also issued the following warrants:

Warrants issued to investors with Stock Offering (See Note 6)	242,189
Warrants issued to investors with Common Stock	4,678,491
Placement agent warrants related to issuance of:
Stock Offering (See Note 6 and Note 9)	121,094
2012 Common Stock Offering	467,845
Warrants issued to investors with stock – accrued dividend	180,115
Total	5,689,734

Summary of warrant activities

			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Number of Units	Exercise Price	Term (in years)	Value

Outstanding, December 31, 2010	-	$-	-	$-
Granted	5,364,557	0.51	6.76

Outstanding, December 31, 2011	5,364,557	0.51	6.76	3,261,367
Granted	7,406,079	1.32	3.76

Outstanding, December 31, 2012	12,770,636	$0. 97	4.48	$6,114,768

Description of Business and Summary of Significant Accounting Policies (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of forth assets and liabilities measured at fair value on a recurring and non recurring basis
Derivative liability	$ 3,574,958	$ 4,439,613
Level 1 [Member]
Summary of forth assets and liabilities measured at fair value on a recurring and non recurring basis
Derivative liability
Level 2 [Member]
Summary of forth assets and liabilities measured at fair value on a recurring and non recurring basis
Derivative liability
Level 3 [Member]
Summary of forth assets and liabilities measured at fair value on a recurring and non recurring basis
Derivative liability	$ 3,574,958	$ 4,439,613

Description of Business and Summary of Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended			12 Months Ended						0 Months Ended	1 Months Ended
	Dec. 28, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Convertible Notes Payable [Member]	Dec. 31, 2012 Machinery and equipment [Member]	Dec. 31, 2012 Furniture and fixtures [Member]	Mar. 11, 2013 Actinium [Member]	Dec. 28, 2012 Actinium [Member]
Description of Business and Summary of Significant Accounting Policies (Textual)
Percentage of ownership interest to be acquired by company											100.00%
Common Stock issuable in consideration for equity interest acquisition											99.00%
Percentage of shares of common exchanges										55.00%
Common stock shares issued in exchange of equity securities in percentage											Approximately 99% of the issued and outstanding common stock immediately after the closing of the Share Exchange, par value $0.01 per share, of the Company. The Share Exchange was closed on December 28, 2012 when shareholders representing at least 20% of the issued and outstanding shares of Actinium had finished the exchanged process.
Common stock, par value per share		$ 0.01	$ 0.01								$ 0.01
Estimated useful lives								Five years	Seven years
Number of shares issuable for each Actinium share	0.33
Potentially issuable shares				2,330,134	273,859	12,770,596	3,448,276

Going concern (Details) (USD $)	6 Months Ended	12 Months Ended												151 Months Ended
	Dec. 31, 2000	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2012
Going Concern (Textual)
Net loss	$ (672,286)	$ (8,361,205)	$ (3,444,795)	$ (467,266)	$ (3,425,986)	$ (5,570,905)	$ (5,617,581)	$ (6,053,362)	$ (4,580,237)	$ (5,734,791)	$ (3,532,044)	$ (3,192,384)	$ (5,090,621)	$ (55,743,463)
Net cash used in operations		(5,212,710)	(517,592)											(44,402,658)
Accumulated deficit		$ 55,743,463												$ 55,743,463

Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of activities related to related party
Qualified R&D costs incurred by the Company		$ 655,786
Reimbursements received from MSKCC	$ 237,834	$ 966,341

Related Party Transactions (Details Textual) (USD $)	1 Months Ended		12 Months Ended	1 Months Ended			12 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 27, 2012	Jan. 31, 2012	Dec. 31, 2011	Feb. 29, 2012 License, Development and Commercialization Agreement [Member] Patient	Jan. 31, 2012 License, Development and Commercialization Agreement [Member] Patient	Apr. 30, 2010 MSKCC [Member]	Dec. 31, 2012 MSKCC [Member]	Dec. 31, 2011 MSKCC [Member]	Mar. 27, 2012 MSKCC [Member] Clinical Trial Agreement [Member]	Jun. 19, 2011 SKI [Member] License, Development and Commercialization Agreement [Member]	Apr. 30, 2010 SKI [Member] License, Development and Commercialization Agreement [Member]	Dec. 31, 2012 SKI [Member] License, Development and Commercialization Agreement [Member]	Dec. 21, 2012 SKI [Member] License, Development and Commercialization Agreement [Member]	Jan. 31, 2012 Dr. Rosemary Mazanet [Member] Consulting Services Agreement [Member]	Dec. 31, 2012 Dr. Rosemary Mazanet [Member] Consulting Services Agreement [Member]	Aug. 07, 2012 Laidlaw and Company [Member] Engagement Agreement [Member]	Dec. 31, 2012 Laidlaw and Company [Member] Engagement Agreement [Member]	May 09, 2011 Jamess Capital Group LLC [Member] Transaction management agreement [Member]	Dec. 31, 2012 Guagenti & Associates LLC [Member]
Related Party Transactions (Textual)
Number of Patients enrolled				2	2
Amount paid under agreement in 2011										$ 50,000
Amount paid under agreement in 2012										200,000
Amount paid under agreement in 2013										250,000
Maintenance fees and research payments										50,000
Amount paid under agreement												100,000
Additional amount due under agreement													150,000
Condition for termination of forbearance period											The forbearance period terminated on October 30, 2011, when the Company satisfied a financing condition to the termination of the forbearance period by raising in excess of $3,000.000 in new equity financing.
Termination date of forbearance agreement						Oct 30, 2011					Oct 30, 2011
Minimum new equity financing needed under condition for termination forbearance period											3,000
Forgiven amount of obligations											360,000
Research and development reimbursement payments received from MSKCC							237,834	299,200
Net receivable from MSKCC							0	237,834
Amount paid to each patient after Completing clinical trial									31,185
Start-up fee for clinical trial									79,623
Due date of start-up fee									Jul 10, 2012
Officers' Compensation															100,000
Option Exercise Price Range														0.78 to 1.5
Term of options	6 years	7 years	7 years											10 years
Options received to purchase common stock															99,900
Description of receivables of placement agent for services																	Placement agent will receive (a) a cash fee equal to 10% of the gross proceeds raised in the 2012 Common Stock Offering, (b) a non-accountable expense reimbursement equal to 2% of the gross proceeds raised in the 2012 Common Stock Offering, and (c) reimbursement of $100,000 for legal expenses incurred by the placement agent.
Description of warrants receivables by placement																	The placement agent or its designees have also received warrants to purchase shares of the Company's Common Stock in an amount equal to 10% of the shares of common stock issued as part of the units sold in the 2012 Common Stock Offering and the shares of Common Stock issuable upon exercise of the B warrants included in such units.
Period of exercise of warrants																	Within 6 months of the final closing of the 2012 common stock Offering.
Percentage of solicitation fee																5.00%
Monthly fee for financial advisory services																25,000
Description of additional receivable by placement agent																	The agreement also provides that (i) if the Company consummates any merger, acquisition, business combination or other transaction (other than the Share Exchange) with any party introduced to it by the placement agent, the placement agent would receive a fee equal to 10% of the aggregate consideration in such transactions, and (ii) if, within a period of 12 months after termination of the advisory services described above, the Company requires a financing or similar advisory transaction the placement agent will have the right to act as the Company's financial advisor and investment banker in such financing or transaction pursuant to a set fee schedule set forth in the August 7, 2012 engagement agreement.
Warrant held by placement agent to purchase common stock																1,251,015
Monthly fee received by management firm																		12,500
Percentage of fully diluted capital stock equal to common stock																		10.00%
Maximum amount of out of pocket expenses																		5,000
Operating lease monthly amount of rent																			300
Amount paid to pursuant lease agreement																			$ 7,200

Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of property and equipment
Total property, plant and equipment	$ 157,454	$ 155,096
(Less) Accumulated depreciation	(154,444)	(153,863)
Property and equipment	3,010	1,233
Office equipment [Member]
Summary of property and equipment
Useful Lives	5 years
Total property, plant and equipment	156,162	153,804
Furniture and fixtures [Member]
Summary of property and equipment
Useful Lives	7 years
Total property, plant and equipment	$ 1,292	$ 1,292

Property and Equipment (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property and Equipment (Textual)
Depreciation expense	$ 581	$ 633

Note Payable and Convertible Notes (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 27, 2011
Summary of senior subordinated unsecured convertible promissory notes
Principal amount			$ 900,000
Less: original issuance discount			150,000
Less: discount related to the beneficial conversion feature	(372,850)
Carrying value at December 31, 2012 and 2011, respectively		124,363
8% Senior Subordinated Unsecured Convertible Promissory Notes [Member]
Summary of senior subordinated unsecured convertible promissory notes
Principal amount	900,000	900,000
Less: original issuance discount	(150,000)	(150,000)
Less: discount related to fair value of derivative warrants	(377,150)	(377,150)
Less: discount related to the beneficial conversion feature	(372,850)	(372,850)
Add: amortization of discount	900,000	124,363
Less: principal amount converted to stock	(900,000)
Carrying value at December 31, 2012 and 2011, respectively		$ 124,363

Note Payable and Convertible Notes (Details Textual) (USD $)	1 Months Ended				12 Months Ended		151 Months Ended
	Jan. 31, 2013	Dec. 19, 2012	Oct. 23, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 28, 2012	Dec. 27, 2011
Note Payable and Convertible Notes (Textual)
Convertible promissory note amount									$ 900,000
Amount of original issue discount									(150,000)
Premium finance agreement principal amount								140,000
Payment under premium finance agreement	28,000
Monthly amount payable under premium finance agreement					12,636
Duration of periodic payments for premium finance agreement					9 months
Premium finance agreement outstanding amount					140,000
Promissory note interest rate									8.00%
Net proceeds of promissory note									750,000
Percentage of principle amount in which convertible note issued									83.33%
Convertible note maturity term				One year
Gross proceeds in subsequent offerings of common stock or equivalents					4,000,000
Common stock issued to investors						287,061
Investment warrant grant date fair value					565,729
Beneficial conversion feature discount					372,850		372,850
Conversion price					$ 0.78		$ 0.78
Convertible note fair value per share					$ 1.11
Extended maturity Period of convertible notes			90 days
Description of extended maturity date			Company was seeking approval to extend the note maturity date for 90 days. The Company was able to obtain approvals from all note holders and the maturity date of the notes has been extended to January 31, 2013, February 18, 2013 or March 27, 2013 for the 24 notes.
Convertible notes and the accrued interest converted into common shares		4,000,000
Amortization of debt discount					775,637	124,363	900,000
Amortization of deferred financing costs					252,248	40,444	292,692
Placement Agent [Member]
Note Payable and Convertible Notes (Textual)
Common stock shares purchasable through warrants					143,532
Exercise price of warrant					$ 0.78
Warrants expiration date					Jan 31, 2019
Convertible promissory note amount					292,691		292,691
Amount of original issue discount					$ 150,000		$ 150,000
Amortization period of note					One year
Management Firm [Member]
Note Payable and Convertible Notes (Textual)
Common stock shares purchasable through warrants					126,829
Exercise price of warrant					$ 0.01
Warrants expiration date					Jan 31, 2019

Derivatives (Details) (USD $)	12 Months Ended		151 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Schedule of derivative warrant instruments activity
Beginning balance, Units	3,389,771
Warrants issued with Convertible Notes (See Note 5), Units		287,061
Placement agent warrants related to issuance of Convertible Notes (See Note 5), Units		143,532
Warrants issued with Stock Offering (See Note 9), Units	242,190	1,972,785
Placement agent warrants related to issuance of Stock Offering (See Note 9), Units	121,095	986,393
Warrants issued with 2012 Common Stock Offering - A (See Note 9), Units	3,118,988
Warrants issued with 2012 Common Stock Offering - B (See Note 9), Units	1,559,505
Placement agent warrants related to 2012 Common Stock Offering (See Note 9), Units	467,845
Transfer from liability classification to equity classification, Units	(3,753,056)
Balance, Units	5,146,338	3,389,771	5,146,338
Beginning balance, Fair Value	$ 4,439,613
Warrants issued with Convertible Notes (See Note 5), Fair Value		377,150
Placement agent warrants related to issuance of Convertible Notes (See Note 5), Fair Value		188,579
Warrants issued with Stock Offering (See Note 9), Fair Value	318,087	2,591,900
Placement agent warrants related to issuance of Stock Offering (See Note 9), Fair Value	159,044	1,295,950
Warrants issued with 2012 Common Stock Offering - A (See Note 9), Fair Value	1,409,554
Warrants issued with 2012 Common Stock Offering - B (See Note 9), Fair Value	1,665,697
Placement agent warrants related to 2012 Common Stock Offering (See Note 9), Fair Value	499,707
Transfer from liability classification to equity classification, Fair Value	4,231,324		4,231,324
Change in fair value	(685,420)	(13,966)
Balance, Fair Value	$ 3,574,958	$ 4,439,613	$ 3,574,958

Derivatives (Details 1) (USD $)	1 Months Ended			12 Months Ended
	Dec. 19, 2012	Dec. 27, 2012	Jan. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of fair values of derivative warrants on basis of valuation model
Market value of common stock on measurement date (1)	$ 0.39	$ 0.39	$ 0.37	$ 0.39	$ 0.37
Risk free interest rate (2)		0.94%	1.24%		1.35%
Warrant lives in years		6 years	7 years		7 years
Expected volatility (3)		161.00%	157.00%		156.00%
Expected dividend yield (4)
Probability of stock offering in any period over 5 years (5)	25.00%	25.00%	25.00%	25.00%	25.00%
Range of percentage of existing shares offered (6)	35.00%	35.00%	35.00%	35.00%	35.00%
Maximum [Member]
Summary of fair values of derivative warrants on basis of valuation model
Adjusted exercise price	$ 0.83	$ 0.26	$ 0.26	$ 0.83	$ 0.26
Risk free interest rate (2)	0.77%			0.77%
Warrant lives in years	5 years			5 years
Expected volatility (3)	161.00%			161.00%
Offering price range (7)	$ 0.55	$ 0.6	$ 0.56	$ 0.55	$ 0.55
Minimum [Member]
Summary of fair values of derivative warrants on basis of valuation model
Adjusted exercise price	$ 0.41	$ 0.22	$ 0.23	$ 0.41	$ 0.24
Risk free interest rate (2)	0.10%			0.10%
Warrant lives in years	4 months			4 months
Expected volatility (3)	125.00%			125.00%
Offering price range (7)	$ 0.01	$ 0.12	$ 0.13	$ 0.01	$ 0.18

Derivatives (Details Textual) (USD $)	1 Months Ended			12 Months Ended
	Dec. 19, 2012	Dec. 27, 2012	Jan. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Derivative (Textual)
Description of risk free interest rate determination				Risk-free interest rate was determined by management using the average of 5 and 7 year and the 3-month Treasury Bill as of the respective measurement date.
Expected dividend yield
Description of probability of stock offering				Probability of a stock offering is 25% for each quarter of the next five years.
Range of percentage of existing shares offered	35.00%	35.00%	35.00%	35.00%	35.00%
Series E Preferred Stock [Member]
Derivative (Textual)
Exercise price of warrant	0.26

Income Taxes (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating losses	$ 13,609,036	$ 13,089,314
Share-based compensation	1,497,556	741,420
Other differences in tax basis	233,043	4,749
Total deferred tax assets	15,339,634	13,835,483
Less: valuation allowance	(15,339,634)	(13,835,483)
Deferred tax assets, net

Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of difference between the income tax provision and the U.S. Federal statutory rate
Federal income taxes at 34%	$ (2,842,810)	$ (1,171,230)
Federal income taxes at 34%, Percentage	(34.00%)	(34.00%)
Share-based compensation costs	756,136	736,796
Share-based compensation costs, Percentage	9.04%	21.39%
Change in fair value of derivatives	233,043	4,748
Change in fair value of derivatives, Percentage	2.79%	0.13%
Amortization of debt discounts	349,481	56,033
Amortization of debt discounts, Percentage	4.18%	1.63%
Change in valuation allowance	1,504,152	373,653
Change in valuation allowance, Percentage	17.99%	10.85%
Provision for income tax
Provision for income tax, Percentage

Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes (Textual)
Net operating losses ("NOLs")	$ 43
Expiration dates of operating loss carryforwards	NOLs will begin expiring during the year ended December 31, 2020.
U.S. Federal statutory rate	34.00%	34.00%

Commitments and Contingencies (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Abbott Biotherapeutics Corp [Member] | Phase I Clinical Trial of a licensed product [Member]
Summary of milestone payment
Milestones payments	$ 750,000
Abbott Biotherapeutics Corp [Member] | Phase II Clinical Trial of a licensed product [Member]
Summary of milestone payment
Milestones payments	750,000
Abbott Biotherapeutics Corp [Member] | Phase III Clinical Trial of a licensed product [Member]
Summary of milestone payment
Milestones payments	1,500,000
Abbott Biotherapeutics Corp [Member] | Biological License Application filing with U.S. FDA [Member]
Summary of milestone payment
Milestones payments	1,750,000
Abbott Biotherapeutics Corp [Member] | First Commercial Sale [Member]
Summary of milestone payment
Milestones payments	1,500,000
Abbott Biotherapeutics Corp [Member] | After First Net Sales [Member]
Summary of milestone payment
Milestones payments	1,500,000
MSKCC [Member] | New Drug Application [Member]
Summary of milestone payment
Milestones payments	750,000
MSKCC [Member] | Receipt of Regulatory Approval From U.S. FDA [Member]
Summary of milestone payment
Milestones payments	$ 1,750,000

Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended				1 Months Ended			1 Months Ended
	Aug. 31, 2012	Dec. 31, 2012 Abbott Biotherapeutics Corp [Member] Product Development and Patent License Agreement [Member]	Dec. 31, 2012 Abbott Biotherapeutics Corp [Member] After First Net Sales [Member]	Dec. 31, 2012 Abbott Biotherapeutics Corp [Member] After First Net Sales [Member] Product Development and Patent License Agreement [Member]	Dec. 31, 2012 Abbott Biotherapeutics Corp [Member] Phase I Clinical Trial of a licensed product [Member]	Dec. 31, 2012 Abbott Biotherapeutics Corp [Member] Phase I Clinical Trial of a licensed product [Member] Product Development and Patent License Agreement [Member]	Feb. 29, 2012 MSKCC [Member] License agreement [Member]	Dec. 31, 2012 MSKCC [Member] License agreement [Member]	Mar. 27, 2012 MSKCC [Member] Clinical Trial Agreement [Member]	Dec. 31, 2012 Oak Ridge National Laboratory [Member]	Aug. 06, 2012 Aptiv Solutions [Member]	Dec. 31, 2012 Aptiv Solutions [Member]	Jun. 15, 2012 Fred Hutchinson Cancer Research Center [Member] license and sponsored research agreement [Member]	Jun. 15, 2012 Fred Hutchinson Cancer Research Center [Member] license and sponsored research agreement [Member] Maximum [Member]	Jun. 15, 2012 Fred Hutchinson Cancer Research Center [Member] license and sponsored research agreement [Member] Minimum [Member]	Jul. 19, 2012 Fred Hutchinson Cancer Research Center [Member] Clinical Trial Agreement [Member]	Aug. 28, 2012 University of Texas M.D. Anderson Cancer Center [Member] Clinical Trial Agreement [Member] Patient	Sep. 26, 2012 Johns Hopkins University [Member] Clinical Trial Agreement [Member]	Nov. 21, 2012 University of Pennsylvania [Member] Clinical Trial Agreement [Member]	May 09, 2011 Jamess Capital Group LLC [Member] Transaction management agreement [Member]
Commitments and Contingencies (Textual)
License fee payment		$ 3,000,000
Milestones payments		7,750,000	1,500,000		750,000	750,000
Net sales in milestones payment				10,000,000									1,000,000
Milestone payment date		Jul 24, 2012
Description of royalty payment		Company shall pay to Abbott Biotherapeutics Corp on a country-by-country basis a royalty of 12% of net sales of all licensed products until the later of: (1) 12.5 years after the first commercial sale, or (2) when the patents expire.						Company shall pay to MSKCC on a country-by-country basis a royalty of 2% of net sales of all licensed products until the later of: (1) 10 years from the first commercial sale, or (2) when the patents expire.					Royalty payments of 2% of net sales will be due to FHCRC.
Technology access fee							50,000
Annual maintenance fee							50,000
Annual research funding							50,000
Purchase of radioactive material used for research and development										233,100
Project estimated cost for clinical trials of drug Ac-225-HuM195											1,997,732	1,859,333
Down payment of project estimated cost percentage												12.50%
Down payment for project												239,000
Clinical trial cost for approval of food and drug administration														23,500,000	13,200,000
Fund for Fred Hutchinson Cancer Research Center lab ( Per year for the first two years )													150,000
Fund for Fred Hutchinson Cancer Research Center lab ( thereafter )													250,000
Number of Patients																	24
Amount paid to each patient after Completing clinical trial									31,185							31,366	481,204	38,501	31,771
Start-up fee for clinical trial									79,623							19,749	33,946	22,847	16,000
Start-up due cost paid date									Jul 10, 2012
Monthly fee received by management firm																				12,500
Percentage of fully diluted capital stock equal to common stock																				10.00%
Warrant exercisable notice period description																				The warrants contain a provision wherein the holder may waive the 90 day exercise notice requirement by giving 65 days prior notice of such waiver.
Description of period of shares availability by exercise of warrant																				The shares available by exercise of this Warrant are also restricted and may not be sold or otherwise transfered until the earlier of twelve months from the closing date of the Pubco Transaction; or for six months after the planned Registration Statement is declared effective.
Maximum amount of out of pocket expenses																				5,000
Non - refundable institutional fee																	14,500
Annual pharmacy fee																		2,025
Amendment processing fee																		$ 500
Rent agreement termination date	Jan 31, 2013
Notice period for termination of agreement	60 days prior to January 1, 2013

Equity (Details) (USD $)	12 Months Ended		127 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			127 Months Ended	12 Months Ended								1 Months Ended
	Dec. 31, 2012	Dec. 31, 2007	Dec. 31, 2010	Dec. 31, 2011 Management Firm [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member] A Warrant [Member]	Dec. 31, 2012 Common Stock [Member] B Warrants [Member]	Dec. 31, 2012 Common Stock [Member] Management Firm [Member]	Dec. 31, 2011 Common Stock [Member] Management Firm [Member]	Dec. 31, 2012 Common Stock [Member] Laidlaw & Co [Member]	Dec. 31, 2011 Common Stock [Member] Laidlaw & Co [Member]	Dec. 31, 2012 Common Stock [Member] Laidlaw & Co [Member] Placement Agent [Member]	Dec. 31, 2011 Common Stock [Member] Laidlaw & Co [Member] Placement Agent [Member]	Dec. 19, 2012 Series E Preferred Stock
Equity (Textual)
Common stock issued for services, Shares			66,402					66,402
Common stock issued for services		$ 398,810	$ 398,810					$ 398,810
Warrants issued to purchase common stock offering						242,190	19,972,785
Raised offering of common stock	5,151,450					759,300	6,184,967		42,711,791
Common stock issued in stock offering, shares	3,118,988					968,759	7,891,141		5,707,259
Sale of common stock, net offering	4,469,776					660,164	5,379,367
Placement agent cash fees					618,174									91,116	742,196
Placement agent commission					515,145									75,930	618,497
Placement agent expense reimbursement					103,029									15,186	123,699
Warrants issued to purchase common stock, shares					467,845					3,118,988	1,559,505	1,716,340	1,974,774	121,095	986,393	588,940	1,129,925
Exercise price of warrant					$ 0.78					$ 1.65	$ 2.48	$ 0.01	$ 0.01	$ 0.78	$ 0.78	$ 0.78	$ 0.78	$ 0.26
Warrants expiration term					5 years					120 days	5 years			7 years	7 years
Warrants issued to purchase common stock, fair value					499,707							1,957,754	2,153,442	159,044	188,579
Placement agent services fees					60,000									8,020	60,904
Bank escrow fee														3,500	2,500
Common stock issued by conversion of note						1,252,550
Accrued management fees				$ 96,744
Common stock issued to former shareholder under share exchange agreement, Shares	400,000
Common stock issued to former shareholders under share exchange agreement, Shares	1,986,566

Stock Option Plan (Details) (Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Summary of stock option activities
Number of Units, Beginning balance	273,859	273,859
Number of Units, Granted	2,056,275
Number of Units, Ending Balance	2,330,134	273,859	273,859
Weighted Average Exercise Price, Beginning balance	$ 1.29	$ 1.29
Weighted Average Exercise Price, Granted	$ 0.96
Weighted Average Exercise Price, Ending Balance	$ 0.96	$ 1.29	$ 1.29
Weighted Average Remaining Contractual Term (in years), Outstanding	8 years 10 months 28 days	5 years 6 months 4 days	5 years 6 months 4 days
Weighted Average Remaining Contractual Term (in years), Granted	8 years 10 months 20 days
Aggregate Intrinsic Value, Beginning balance
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Ending Balance	$ 685,800

Stock Option Plan (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Feb. 29, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006
Stock Options [Member]
Stock Option Plan (Textual)
Share based payment award vesting period		4 years
Stock option granted to employees to purchase common stock		2,056,275		33,300		69,941	113,220	206,060
Stock option granted to purchase common stock, exercise price				$ 0.9		$ 0.9	$ 1.35	$ 1.35
Stock option granted to purchase common stock, term		10 years		10 years		10 years	10 years	10 years
Fair value of stock option		$ 1,519,777		$ 24,996		$ 44,159	$ 137,652	$ 1,051,281
Discount rate		1.80%		2.16%		3.46%	3.46%	4.29%
Expected life		7 years		5 years		5 years	5 years	5 years
Expected volatility				171.00%		139.00%	143.00%	156.00%
Expected dividends		0.00%		0.00%		0.00%	0.00%	0.00%
Stock option cancelled during period					20,613
Stock option forfeitures during period					128,050
Employee stock option units repriced	273,859
Outstanding stock option exercise price after repricing of stock option	$ 1.28
Share based compensation cost after repricing of stock options	34,879
Unrecognized share based compensation expense		1,998,435	14,528
Recorded option expense		$ 266,172	$ 19,935
Minimum [Member] | Stock Options [Member]
Stock Option Plan (Textual)
Share based payment award vesting period				4 years		4 years	4 years	4 years
Stock option granted to purchase common stock, exercise price		$ 0.78
Expected volatility		160.44%
Maximum [Member] | Stock Options [Member]
Stock Option Plan (Textual)
Share based payment award vesting period				5 years		5 years	5 years	5 years
Stock option granted to purchase common stock, exercise price		$ 1.5
Expected volatility		161.49%
2003 Stock Plan [Member]
Stock Option Plan (Textual)
Maximum granted option to purchase common stock		757,575
Maximum granted option after amendment in 2008		978,154
Share based payment award monthly vesting percentage		2.00%
Increment in number of shares under plan		3,217,880
Total shares reserved for issuance under plan		6,155,280
2003 Stock Plan [Member] | Minimum [Member]
Stock Option Plan (Textual)
Share based payment award vesting period		4 years
2003 Stock Plan [Member] | Maximum [Member]
Stock Option Plan (Textual)
Share based payment award vesting period		5 years
2012 Employee Stock Option Plan [Member]
Stock Option Plan (Textual)
Percentage of aggregate issued and outstanding common shares reserved under offering		15.00%
Stock reserved for future issuance under ESOP		9,455,776

Warrants (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of warrant issued
Warrants issued with convertible notes (See Note 5)		287,061
Warrants issued to investors with Stock Offering (See Note 6 and Note 9)	242,189	1,972,766
Warrants issued to investors with Common Stock	4,678,491
Placement agent warrants related to issuance of Convertible Notes		143,532
Placement agent warrants related to issuance of Stock Offering (See Note 6 and Note 9)	121,094	986,383
Placement agent warrants related to issuance of 2012 Common Stock Offering	467,845
Warrant issued to investors with stock - accrued dividend	180,115
Total	5,689,734	3,389,752

Warrants (Details 1) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Warrant [Member]
Summary of warrants activities
Number of Units, Beginning balance	5,364,557
Number of Units, Granted	7,406,079	5,364,557
Number of Units, Ending Balance	12,770,636	5,364,557
Weighted Average Exercise Price, Beginning balance	$ 0.51
Weighted Average Exercise Price, Granted	$ 1.32	$ 0.51
Weighted Average Exercise Price, Ending Balance	$ 0.97	$ 0.51
Weighted Average Remaining Contractual Term (in years), Granted	3 years 9 months 4 days	6 years 9 months 4 days
Weighted Average Remaining Contractual Term (in years), Outstanding	4 years 5 months 23 days	6 years 9 months 4 days
Aggregate Intrinsic Value, Beginning balance	$ 3,261,367
Aggregate Intrinsic Value, Ending Balance	$ 6,114,768	$ 3,261,367

Warrants (Details Textual) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Warrant (Textual)
Warrant granted to Management Firm to purchase common stock	1,716,340	1,974,774
Warrants granted to Management Firm to purchase common stock, exercise price	$ 0.01	$ 0.01
Warrants granted to purchase common stock, term	7 years	7 years
Fair value of warrants recorded as stock-based compensation expense	$ 1,957,754	$ 2,153,442
Expected life	7 years	10 years
Discount rate	1.82%
Expected volatility	60.64%
Expected dividends	0.00%	0.00%
Warrants percentage of total issued and outstanding shares of capital stock		10.00%
Minimum [Member]
Warrant (Textual)
Discount rate		1.92%
Expected volatility		64.77%
Maximum [Member]
Warrant (Textual)
Discount rate		3.17%
Expected volatility		70.72%

Employee Defined Contribution Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee Defined Contribution Plan (Textual)
Description of employee deferred contribution plan	The plan requires 12 consecutive months of service and a minimum of 500 hours of service for participation.
Percentage of employer matching contribution	50.00%
Contribution of the company in employee deferred contribution plan	$ 8,942	$ 8,885

Subsequent Events (Details) (Subsequent Event [Member], Separation and Settlement Agreement [Member], Former Chief Executive Officer [Member], USD $)	0 Months Ended
Feb. 28, 2013 Installment
Subsequent Event [Member] | Separation and Settlement Agreement [Member] | Former Chief Executive Officer [Member]
Subsequent Events (Textual)
Number of installments in which consideration is payable	2
Consideration payable under agreement	$ 250,000
Performance bonus included in accounts payable and accrued liabilities	$ 60,000
Period of service	August 15, 2012 to December 31, 2012